General Information - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions				6 Months Ended
	Feb. 15, 2018 EUR (€)	Feb. 15, 2018 USD ($)	Feb. 13, 2018 € / shares $ / shares shares	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of general information [line items]
Accumulated loss				€ (190,100)
Cash and cash equivalents				131,993	€ 170,327	€ 143,747	€ 149,678
Investments				47,879		€ 61,800
Aggregate purchase price				€ 1	€ 44,731
Investors [member]
Disclosure of general information [line items]
Common shares issued | shares			3,099,997
Issue price per share | € / shares			€ 0.09
Aggregate purchase price	€ 44,800	$ 55.8
Purchase price | $ / shares			€ 18.0